Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions		Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Unbilled financial asset	[1]	$ 1,195	$ 1,151
Unbilled non financial asset	[2]	569	593
Unbilled Revenue		$ 1,764	$ 1,744

[1]	Right to consideration is unconditional and is due only after a passage of time.
[2]	Right to consideration is dependent on completion of contractual milestones.